Stockholders' Equity (Deficit) - Preferred Stock (Details)	1 Months Ended	12 Months Ended						23 Months Ended	24 Months Ended	96 Months Ended
	Aug. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2000 USD ($) $ / shares shares	Dec. 31, 1998 USD ($) $ / shares shares	Dec. 31, 1997 USD ($) $ / shares shares	Dec. 06, 2015	Dec. 31, 2012 USD ($) $ / shares shares	Dec. 31, 2009 USD ($) $ / shares shares
Offerings
Exchange ratio								2.0975
Convertible preferred stock
Offerings
Exchange ratio		2.0975
Convertible preferred stock | Series A Preferred Stock
Offerings
Liquidation preference (in USD per share)		$ 5.00
Convertible preferred stock | Series A Preferred Stock | Private offering
Offerings
Preferred stock, shares sold | shares							599,997
Gross proceeds | $							$ 3,000,000
Purchase price (in dollars per share)							$ 5.00
Convertible preferred stock | Series B Preferred Stock
Offerings
Liquidation preference (in USD per share)		10.00
Convertible preferred stock | Series B Preferred Stock | Private offering
Offerings
Preferred stock, shares sold | shares					520,000	682,497
Gross proceeds | $					$ 5,200,000	$ 6,800,000
Purchase price (in dollars per share)					$ 10.00	$ 10.00
Convertible preferred stock | Series C Preferred Stock
Offerings
Liquidation preference (in USD per share)		20.00
Convertible preferred stock | Series C Preferred Stock | Private offering
Offerings
Preferred stock, shares sold | shares										2,073,749
Gross proceeds | $										$ 41,500,000
Purchase price (in dollars per share)										$ 20.00
Convertible preferred stock | Series D Preferred Stock
Offerings
Principal amount and accrued interest of convertible notes converted | $				$ 8,700,000
Debt converted, shares issued | shares				2,418,864
Conversion price (in dollars per share)				$ 3.75
Liquidation preference (in USD per share)		3.75
Convertible preferred stock | Series D Preferred Stock | Private offering
Offerings
Preferred stock, shares sold | shares			5,374,334						11,984,151
Gross proceeds | $			$ 20,200,000						$ 44,900,000
Purchase price (in dollars per share)			$ 3.75						$ 3.75
Convertible preferred stock | Series E Preferred Stock
Offerings
Liquidation preference (in USD per share)		$ 3.93
Convertible preferred stock | Series E Preferred Stock | Private offering
Offerings
Preferred stock, shares sold | shares	2,711,926
Gross proceeds | $	$ 10,700,000
Purchase price (in dollars per share)	$ 3.93
Beneficial conversion feature recognized | $	$ 406,783